SHAREHOLDERS' DEFICIENCY (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended		2 Months Ended	12 Months Ended
	Oct. 28, 2016	Aug. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Feb. 27, 2017 $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Jan. 12, 2017 shares	Oct. 03, 2013 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split ratio	8.03
Deferred IPO costs							$ 352
Additional costs related to aborted IPO						269
Deferred private placement costs						90
Deferred private placement costs that were paid						$ 4
Number of shares authorized under 2013 plan | shares						466,676
Number of shares available for grant | shares						285,075
Expiration period of awards						10 years
General and administrative expenses						$ 1,039	589
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards						2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards						4 years
Director [Member] | RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards		3 years
RSU's granted		$ 11,781
RSU's vested | shares		3,927
General and administrative expenses						$ 18	$ 28
Strategic Adviser [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares called by warrants | shares									85,474
Warrant exercise price | $ / shares									$ 8.19
General and administrative expenses						94
Shareholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised | shares		118,035	118,035	101,754
Shares called by warrants | shares		118,035	118,035	101,754
Consideration received from warrant exercise			$ 290	$ 250
Warrant exercise price | $ / shares		$ 2.457	$ 2.457	$ 2.457
Convertible Preferred A Shares issued | shares			5,902	4,070
Consultant [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument, amount forgiven						304
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued upon conversion of Convertible Preferred A Shares | shares					759,086
Shares called by warrants | shares								1,701,616
Warrant exercise price | $ / shares					$ 6.90
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum pre-money valuation of Company						20,000
Minimum net proceeds to company from IPO						$ 5,000